Submission	Sep. 24, 2024
Submission [Line Items]
Central Index Key	0001166691
Registrant Name	Comcast Corporation
Registration File Number	333-266390
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES